OTHER INCOME AND EXPENSES	12 Months Ended
Dec. 31, 2020
OTHER INCOME AND EXPENSES
OTHER INCOME AND EXPENSES

29          OTHER INCOME AND EXPENSES

This item consists of the following:

	2020	2019	2018
	S/(000)	S/(000)	S/(000)
Other income
Rental income	37,882	37,847	35,941
Revenue from sale of loan portfolio (i)	28,728	75,800	26,616
Net income from the sale of property, furniture and equipment	8,523	16,869	54,952
Income from resolution of IFRS 16 contracts	8,273	—	—
Recoveries of other accounts receivable and other assets	1,137	13,796	79
Net gain from sale of adjudicated assets	728	—	—
Net income from the sale of investment properties	—	23,629	12,541
Others (ii)	201,710	176,288	143,753
Total other income	286,981	344,229	273,882

	2020	2019	2018
	S/(000)	S/(000)	S/(000)
Other expenses
Provision for sundry risks, Note 13(f)	140,897	27,272	42,236
Donations (iii)	128,884	10,378	10,550
Various operating expenses (iv)	106,776	—	—
Losses due to operational risk	54,818	29,878	46,528
Association in participation	52,020	22,636	14,526
Provision for other accounts receivable	51,517	8,059	7,174
Intangible losses due to withdrawals and dismissed projects	40,342	22,492	—
Expenses on improvements in building for rent	25,773	30,721	36,551
Administrative and tax penalties	3,029	2,659	4,301
Net loss from sale of adjudicated assets	—	9,617	3,411
Loss on sale of investment properties	1,328	—	—
Others (v)	152,684	104,757	74,670
Total other expenses	758,068	268,469	239,947

(i)

Income from portfolio sale is mainly explained by the sale of the judicial portfolio in the form of transfer of rights to Deutsche Bank AG/SPVI S.A. for S/25.9 million and sale of a written-off portfolio to Conecta CNS S.A for S/1.9 million and JS Ornamental Peruvian Fish EIRL for S/0.6 million, among other minor ones. (Income from portfolio sale is mainly explained by the sale of judicial portfolio for S/19.2 million with GS Perú Loans Holdings LTD and S/3.8 million with Administradora del Comercio SA and written off portfolio for S/27.7 million with System Cobro Perú SAC , Four Capital SAC for S/10.0 million, Empresa de Recaudación SAC for S/4.8 million, among other minor ones, as of December 31, 2019).

(ii)

The balance is mainly made up of income due to penalties for breach of contract, commissions for recovery in civil and judicial processes of personal credit products and credit cards; also collection of commissions for relocation, vehicle taxes, property, fines and infractions to customers of the Leasing product.

(iii)

As of December 31, 2020, the Group has made donations mainly through its subsidiaries BCP and MiBanco, a donation of S / 100.0 million was the fundraising campaign called “#YoMeSumo” by BCP and S/ 10.0 million a donation from MiBanco, in both cases, to raise funds for the poorest families affected by COVID19.

(iv)	It corresponds to the expenses incurred by the health emergency such as safety equipment, mobility vouchers, medical expenses, food, rapid tests, temperature measurement, among others.
(v)

The increase corresponds mainly to expenses for write-offs of unrecovered accounts receivable related to tax works, expenses for closing agencies, litigation and customer claims, among other minor expenses.